SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                -----------------

                               INSTITUTIONAL CLASS

                            DWS Equity 500 Index Fund

The following information replaces the disclosure contained in the "How Much Investors Pay" section of the above-noted fund's Institutional Class prospectus.

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares.

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Fee Table
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Shareholder Fees, paid directly from your investment
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Redemption/Exchange fee on shares owned less than 15 days           2.00%
 (as % of redemption proceeds)(1)
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Annual Operating Expenses, deducted from fund assets(2)
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Management Fee(3)                                                   0.18%
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Distribution/Service (12b-1) Fee                                    None
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Other Expenses(4)                                                   0.11
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Total Annual Operating Expenses(5)                                  0.29
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(1)   This fee is charged on applicable redemptions or exchanges. Please see
      "Policies You Should Know About -- Policies about transactions" for further information.

(2) Annual operating expenses reflect the expenses of both the fund and the DWS Equity 500 Index Portfolio, the master portfolio in which the fund invests its assets. A further discussion of the relationship between the fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.

(3) Restated on an annualized basis to reflect approved fee changes which took effect on June 1, 2006. Includes 0.13% administration fee.

(4) Restated on an annualized basis to reflect fee changes which took effect on June 1, 2006.

(5) The advisor has agreed to voluntarily waive a portion of its fees and/or reimburse expenses so that total operating expenses will not exceed 0.10%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.

               Please Retain This Supplement for Future Reference






                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group



November 2, 2006
st-e500